Offerings - Offering: 1	Oct. 31, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	11,921,766
Proposed Maximum Offering Price per Unit	6.7
Maximum Aggregate Offering Price	$ 79,875,832
Fee Rate	0.01531%
Amount of Registration Fee	$ 12,228
Offering Note
(1)
All
the shares of common stock being registered hereby are offered for the account of the selling stockholders who acquired such shares pursuant to that certain Membership Interest Purchase Agreement dated as of February 29, 2024 between Titan International, Inc., Titan Tire Holdings, Inc., Carlstar Intermediate Holdings I, LLC, AIPCF V Feeder (Cayman), LP, AIPCF V Feeder CTP Tire, LLC and The Carlstar Group, LLC.

(2)
Pursuant to Rule 457(c) under the Securities Act of 1933, as amended, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $
6.70
, which is the average of the high and low prices of the registered shares as reported on the New York Stock Exchange as of October
31
, 2024.